Supplement to the
Fidelity® SAI Long-Term Treasury Bond Index Fund
April 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of Fidelity® SAI Long-Term Treasury Bond Index Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
SV5-PSTK-1025-105 1.9879664.105	October 1, 2025
Supplement to the
Fidelity® SAI U.S. Treasury Bond Index Fund
April 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of Fidelity® SAI U.S. Treasury Bond Index Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
UYB-PSTK-1025-104 1.9885356.104	October 1, 2025
Supplement to the
Fidelity® Intermediate Treasury Bond Index Fund, Fidelity® Long-Term Treasury Bond Index Fund, and Fidelity® Short-Term Treasury Bond Index Fund
April 29, 2025
Prospectus

The following information supplements information for Fidelity® Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements information for Fidelity® Long-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements information for Fidelity® Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of each fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
LBX-I-PSTK-1025-103 1.9900297.103	October 1, 2025
Supplement to the
Fidelity® International Bond Index Fund
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of Fidelity® International Bond Index Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
IBI-PSTK-1025-104 1.9900298.104	October 1, 2025
Supplement to the
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
March 1, 2025
Prospectus

The following information supplements information for Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements information for Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of each fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
SYI-PSTK-1025-102 1.9918165.102	October 1, 2025
Supplement to the
Fidelity® SAI Intermediate Treasury Bond Index Fund and Fidelity® SAI Short-Term Treasury Bond Index Fund
April 29, 2025
Prospectus

The following information supplements information for Fidelity® SAI Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements information for Fidelity® SAI Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of each fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
IST-PSTK-1025-102 1.9918160.102	October 1, 2025
Supplement to the
Fidelity® Inflation-Protected Bond Index Fund
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of Fidelity® Inflation-Protected Bond Index Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
PIB-I-PIB-AI-PSTK-1025-110 1.9858875.110	October 1, 2025
Supplement to the
Fidelity® SAI Inflation-Protected Bond Index Fund
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of Fidelity® SAI Inflation-Protected Bond Index Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
SPB-PSTK-1025-102 1.9918159.102	October 1, 2025
Supplement to the
Fidelity® Series Long-Term Treasury Bond Index Fund
April 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Van Eswara is Co-Portfolio Manager of Fidelity® Series Long-Term Treasury Bond Index Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Eswara has worked as a trader and portfolio manager.
XS8-PSTK-1025-104 1.9883877.104	October 1, 2025